Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2018 PHP (₱)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
MCIT	₱ 932
Consolidated tax benefits, MCIT	932
Consolidated unrecognized deferred income tax assets, MCIT	(27)
Consolidated recognized deferred income tax assets, MCIT	905
NOLCO	15,060
Consolidated tax benefits, NOLCO	4,518
Consolidated unrecognized deferred income tax assets, NOLCO	(1,287)
Consolidated recognized deferred income tax assets, NOLCO	₱ 3,231
December 31, 2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2019
MCIT	₱ 108
NOLCO	₱ 1,133
December 31, 2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2020
MCIT	₱ 113
NOLCO	₱ 2,203
December 31, 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2021
MCIT	₱ 711
NOLCO	₱ 11,724